32. OTHER OPERATING INCOME AND EXPENSES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	$ 3,388	$ 4,164	$ 6,517
Other operating expenses	(2,951)	(1,876)	(769)
Provision for contingencies
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(881)	(455)	(228)
Decrease in property, plant and equipment
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(15)	(51)	(6)
Allowance for uncollectible tax credits
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(14)	(29)	(95)
Net expense for technical functions
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	0	(18)	(13)
Tax on bank transactions
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(817)	(473)	(176)
Other expenses FOCEDE
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	0	(15)	(60)
Cost for services provided to third parties
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(39)	(32)	(52)
Compensation agreements
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(45)	(109)	(48)
Donations and contributions
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(38)	(17)	(7)
Institutional relationships
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(65)	(44)	(18)
Extraordinary Canon
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(314)	(366)	0
Contingent consideration
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(171)	0	0
Onerous contract (Ship or pay)
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(90)	0	0
Other
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(462)	(267)	(66)
Recovery of expenses
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	1	48	7
Recovery of doubtful accounts
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	86	29	1
Surplus Gas Injection Compensation
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	2,340	2,037	547
Commissions on municipal tax collections
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	32	21	15
Services to third parties
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	190	109	54
Profit for property, plant and equipment sale
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	5	91	0
Dividends received
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	33	6	4
Recognition of income - provisional remedies Note MEyM No 2016-04484723
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	0	1,126	0
Income recognition on account of the RTI - SE Res. No. 32/15
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	0	419	5,025
Higher costs recognition - SE Res. No. 250/13 and subsequent Notes
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	0	82	551
Onerous contract (Ship or pay)
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	0	150	0
Reversal of contingencies provision
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	521	5	0
Gain from cancellation of TGS Loan
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	0	0	215
Other
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	$ 180	$ 41	$ 98